Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
33.
Subsequent events

On March 20, 2024, we issued 30.0 million in long-term unsecured debt securities for Ps.3.0 billion. The issuance was made in two tranches: i) Ps.1,384.8 million under the ticker symbol “GAP 24-L” with a variable interest rate of TIIE-28 plus 25 basis points, with principal due at maturity on March 17, 2027, and ii) Ps.1,615.2 million under the ticker symbol “GAP 24-2L” with interest due every 182 days at a fixed annual rate of 9.94%, with the principal due at maturity on March 12, 2031. The proceeds of this issuance were allocated to the payment of the bond certificates under the ticker symbol “GAP 19” issued on March 27, 2019, and maturing on March 22, 2024, for Ps.3.0 billion.

The accompanying consolidated financial statements were authorized for issuance in the Company’s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. on April 29, 2024, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.